Taxation - Additional information (Details) - Luxembourg	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Disclosure of geographical areas [line items]
Utilization period beyond which tax losses are not recognised	60 years
Minimum [Member]
Disclosure of geographical areas [line items]
Tax Losses Utilisation Period		45 years
Maximum [Member]
Disclosure of geographical areas [line items]
Tax Losses Utilisation Period		48 years